INTANGIBLE ASSETS—NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following as of December 31, 2023 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,644	$(59,989)	$499,655
Customer relationships	11	36,000	(4,532)	31,468
Supply agreement	5	38,900	(11,105)	27,795
Formulations	8	28,900	(5,101)	23,799
Patents	20	154	(8)	146
Total		$663,598	$(80,735)	$582,863
Intangible assets, net consisted of the following as of December 31, 2022 (Successor Period):

(In thousands)	Weighted Average Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark and trade name	14	$559,328	$(17,840)	$541,488
Customer relationships	11	36,000	(1,349)	34,651
Supply agreement	5	38,900	(3,325)	35,575
Formulations	8	28,900	(1,526)	27,374
Patents	20	80	(3)	77
Total		$663,208	$(24,043)	$639,165

Schedule of Expected Amortization Expense
Expected amortization for each of the years between 2024 through 2028, and thereafter are as follows:
(In thousands)

Years ending December 31
2024	$56,710
2025	56,710
2026	56,710
2027	53,385
2028	48,930
Thereafter	310,418
$582,863